OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
OTHER RECEIVABLES	OTHER RECEIVABLES

	As of December 31,
	2020	2019
Other receivables
Current
Tax credit - VAT	4,358	2,592
Tax credit - Software Promotion Regime (note 3.7.1.1)	493	4,504
Income tax credits	7,053	4,534
Tax credit - Knowledge Law (note 3.7.1.1)	7,230	—
Other tax credits	674	577
Advances to suppliers	2,142	1,666
Prepaid expenses	6,625	4,268
Loans granted to employees	77	211
Other	2,981	956
TOTAL	31,633	19,308

	As of December 31,
	2020	2019
Non-current
Tax credit - VAT	392	1,004
Income tax credits	3,037	1,516
Tax credit - Knowledge Law (note 3.7.1.1)	1,784	—
Other tax credits	145	209
Guarantee deposits	3,091	2,683
Advance to suppliers	—	3,579
Loans granted to employees	101	152
Prepaid expenses	1,348	45
Subtotal	9,898	9,188
Allowance for impairment of tax credits	(269)	(378)
TOTAL	9,629	8,810

As of December 31, 2020, 2019 and 2018, the Company recorded a recovery for an amount of 7, 47 and an impairment of tax credit for 48, respectively, based on assumptions about expected credit losses. The Company uses judgment in making these assumptions based on existing regulatory conditions as well as forward looking estimates, which are described as follows. The tax credits included in the allowance for impairment are mainly related to Argentine taxation. The Company estimated the future VAT credit and VAT debit that comes from domestic purchases and sales, respectively. Since exports are zero-rated, any excess portion of the credit not used against any VAT debit is reimbursable to the Company, through a special VAT recovery regime. However, according to VAT recovery rules, there are certain limitations on the amount that may be reimbursed and the Company considered any VAT credit that cannot be reimbursed to be an impairment.

Roll forward of the allowance for impairment of tax credits

	As of December 31,
	2020	2019	2018

Balance at beginning of year	378	675	1,300
(Recovery) additions	(7)	(47)	48
Foreign exchange	(102)	(250)	(673)
Balance at end of year	269	378	675